Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2025 and December 31, 2024:

(in thousands)	June 30, 2025
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,892	$1,892	$-	$-
Short term deposits	17,615	17,615	-	-
Restricted cash	456	456	-	-
Total financial assets	$19,963	$19,963	$-	$-

(in thousands)	December 31, 2024
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,301	$3,301	$-	$-
Short term deposits	20,195	20,195	-	-
Restricted cash	430	430	-	-
Total financial assets	$23,926	$23,926	$-	$-